STOCK OPTIONS AND WARRANTS (Detail Textuals 4) (USD $)	9 Months Ended	12 Months Ended						84 Months Ended	1 Months Ended					1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Sep. 30, 2012	Mar. 30, 2012 Officers and Directors	Sep. 30, 2012 Officers and Directors	May 31, 2012 Officers and Directors	Sep. 30, 2012 Warrants	Mar. 31, 2012 Warrants	Mar. 30, 2012 Rights Officers and Directors	Mar. 31, 2012 Rights Officers and Directors	Mar. 30, 2012 Rights Warrants Shareholders
Class of Warrant or Right [Line Items]
Total number of rights entitled shareholders to subscribe																3,181,837
Subscription price												5.00	5.00			1.25
Total number of shares subscribed in the rights offering																1,014,032
Proceeds from the Rights Offering concluded March 30, 2012	$ 731,639							$ 731,639 [1]	$ 1,267,540					$ 1,267,540	$ 1,267,540
Issuance of common stock for cash	89,932	265,000	304,500	1,400	235,200	755,000	20,000								731,639
Issuance of common stock for cash (in shares)	68,480														585,311
Proceeds from the rights offering satisfied through the reduction of debt															535,901
Number of shares issued for repayment of debt									428,721					428,721	428,721
Due to officers and directors										$ 506,750	$ 506,750				$ 506,750

[1]	As Restated - Note 10